FEES AND INCOME FROM SERVICES (Details 2) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fees And Income From Services Details 2
Credit card transactions	$ (23,439)	$ (29,376)	$ (8,021)
Securities transactions	(4,855)	(3,328)
Commision paid through Chilean clearing house (ACC)	(2,449)	(1,348)
Foreign trade transactions	(1,439)	(1,309)
Customer loyalty program benefits	(3,157)	(3,232)
Loan services to customers	(2,912)	(4,385)
Other paid commissions	(598)	(27)	(2,266)
Total expenses from services fees	$ (38,849)	$ (43,005)	$ (10,287)